Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 21,525	$ 28,237
Restricted cash investments	5,639	2,444
Accounts receivable, net	86,889	69,509
Income and other taxes receivable	7,060	6,955
Prepaid expenses and other current assets	6,050	4,842
TOTAL CURRENT ASSETS	127,163	111,987
MULTI-CLIENT LIBRARY, net	232,235	145,896
PROPERTY AND EQUIPMENT, net	118,420	126,964
GOODWILL	12,381	12,381
INTANGIBLE ASSETS, net	9,929	7,871
OTHER	6,245	8,167
TOTAL ASSETS	506,373	413,266
CURRENT LIABILITIES
Accounts payable and accrued expenses	55,764	44,058
Current portion of long-term debt	11,416	3,344
Current portion of capital lease obligations	7,256
Income and other taxes payable	5,169	5,601
Deferred revenue	39,560	47,497
Other payables	821
TOTAL CURRENT LIABILITIES	119,986	100,500
DEFERRED INCOME TAXES, NET	2,120
LONG-TERM DEBT, net of current portion and unamortized discount	265,873	209,418
CAPITAL LEASE OBLIGATIONS, net of current portion	2,613
NONCONTROLLING INTERESTS	1,469	1,491
OTHER LIABILITIES	750
TOTAL LIABILITIES	392,811	311,409
STOCKHOLDERS’ EQUITY
Less: treasury stock, at cost, 9,671,119 and 9,443,230 shares at December 31, 2011 and 2010, respectively	96,525	95,702
TOTAL STOCKHOLDERS’ EQUITY	113,562	101,857
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	506,373	413,266
Common Class B [Member]
STOCKHOLDERS’ EQUITY
Common Stock, $.01 par value, 100,000,000 shares authorized, 46,713,138 and 45,586,215 issued and 37,042,019 and 36,142,985 outstanding at December 31, 2011 and 2010, respectively	467	456
Additional paid-in capital	246,104	239,249
Accumulated deficit	(36,484)	(42,146)
	$ 210,087	$ 197,559